UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FIRST START GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005



[LOGO OF USAA]
   USAA(R)

                             USAA FIRST START
                                     GROWTH Fund

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             COMMON STOCKS (97.6%)

             AEROSPACE & DEFENSE (5.0%)
   29,605    General Dynamics Corp.                                         $  3,110
   52,385    Lockheed Martin Corp.                                             3,193
   41,849    United Technologies Corp.                                         4,257
                                                                            --------
                                                                              10,560
                                                                            --------
             AIR FREIGHT & LOGISTICS (3.4%)
   84,334    FedEx Corp.                                                       7,164
                                                                            --------
             BIOTECHNOLOGY (6.8%)
  202,612    Genentech, Inc.*                                                 14,373
                                                                            --------
             COMMUNICATIONS EQUIPMENT (2.7%)
  161,160    QUALCOMM, Inc.                                                    5,623
                                                                            --------
             COMPUTER HARDWARE (1.5%)
   89,984    Dell, Inc.*                                                       3,134
                                                                            --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.5%)
   61,149    Caterpillar, Inc.                                                 5,384
                                                                            --------
             CONSUMER ELECTRONICS (0.4%)
    9,752    Harman International Industries, Inc.                               766
                                                                            --------
             CONSUMER FINANCE (4.6%)
  204,323    SLM Corp.                                                         9,734
                                                                            --------
             DIVERSIFIED CAPITAL MARKETS (2.5%)
   67,376    UBS AG (Switzerland)                                              5,410
                                                                            --------
             DRUG RETAIL (2.1%)
   46,088    CVS Corp.                                                         2,377
   48,475    Walgreen Co.                                                      2,088
                                                                            --------
                                                                               4,465
                                                                            --------
             ELECTRIC UTILITIES (1.1%)
   26,939    TXU Corp.                                                         2,311
                                                                            --------
             FOOTWEAR (2.1%)
   57,876    Nike, Inc. "B"                                                    4,445
                                                                            --------
             GENERAL MERCHANDISE STORES (1.3%)
   60,032    Target Corp.                                                      2,786
                                                                            --------
             HEALTH CARE EQUIPMENT (6.5%)
   66,081    Medtronic, Inc.                                                   3,482
   88,715    St. Jude Medical, Inc.*                                           3,463
   83,220    Zimmer Holdings, Inc.*                                            6,776
                                                                            --------
                                                                              13,721
                                                                            --------
             HEALTH CARE SERVICES (1.7%)
   34,045    Quest Diagnostics, Inc.                                           3,602
                                                                            --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             HOME ENTERTAINMENT SOFTWARE (1.8%)
   72,700    Electronic Arts, Inc.*                                         $  3,881
                                                                            --------
             HOME IMPROVEMENT RETAIL (2.7%)
  108,416    Lowe's Companies, Inc.                                            5,650
                                                                            --------
             HOMEBUILDING (4.9%)
   42,958    KB Home                                                           2,449
   71,309    Lennar Corp. "A"                                                  3,670
    3,590    Lennar Corp. "B"                                                    172
   38,751    M.D.C. Holdings, Inc.                                             2,533
   20,765    Toll Brothers, Inc.*                                              1,574
                                                                            --------
                                                                              10,398
                                                                            --------
             HOUSEHOLD PRODUCTS (3.9%)
  150,777    Procter & Gamble Co.                                              8,165
                                                                            --------
             INDUSTRIAL CONGLOMERATES (5.0%)
  292,873    General Electric Co.                                             10,602
                                                                            --------
             INTEGRATED OIL & GAS (2.6%)
   97,906    Exxon Mobil Corp.                                                 5,584
                                                                            --------
             INTERNET SOFTWARE & SERVICES (0.5%)
    4,773    Google, Inc. "A"*                                                 1,050
                                                                            --------
             INVESTMENT BANKING & BROKERAGE (2.4%)
   46,820    Goldman Sachs Group, Inc.                                         5,000
                                                                            --------
             MANAGED HEALTH CARE (9.9%)
   10,880    Aetna, Inc.                                                         798
   15,708    PacifiCare Health Systems, Inc. "A"*                                939
  191,312    UnitedHealth Group, Inc.                                         18,081
    9,538    WellPoint, Inc.*                                                  1,218
                                                                            --------
                                                                              21,036
                                                                            --------
             MOVIES & ENTERTAINMENT (0.2%)
    8,341    Pixar, Inc.*                                                        382
                                                                            --------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
   35,315    Schlumberger Ltd.                                                 2,416
                                                                            --------

             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   75,215    Citigroup, Inc.                                                   3,532
                                                                            --------
             PHARMACEUTICALS (6.3%)
   92,835    Johnson & Johnson, Inc.                                           6,371
  142,595    Pfizer, Inc.                                                      3,874
   68,997    Sanofi-Aventis ADR (France)                                       3,062
                                                                            --------
                                                                              13,307
                                                                            --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
   29,492    St. Joe Co.                                                       2,052
                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             REGIONAL BANKS (0.4%)
   48,570    UCBH Holdings, Inc.                                            $    764
                                                                            --------
             RESTAURANTS (3.3%)
   61,222    Starbucks Corp.*                                                  3,032
   82,557    Yum! Brands, Inc.                                                 3,877
                                                                            --------
                                                                               6,909
                                                                            --------
             SOFT DRINKS (0.8%)
   29,676    PepsiCo, Inc.                                                     1,651
                                                                            --------

             SPECIALIZED FINANCE (1.2%)
   13,339    Chicago Mercantile Exchange Holdings, Inc.                        2,608
                                                                            --------
             THRIFTS & MORTGAGE FINANCE (3.7%)
  214,919    Countrywide Financial Corp.                                       7,778
                                                                            --------
             Total common stocks (cost: $167,012)                            206,243
                                                                            --------
             MONEY MARKET INSTRUMENTS (1.3%)

             MONEY MARKET FUNDS(a)
2,748,982    SSgA Prime Money Market Fund, 2.71% (cost: $2,749)                2,749
                                                                            --------

             TOTAL INVESTMENTS (COST: $169,761)                             $208,992
                                                                            ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2005 (UNAUDITED)


               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $41,703,000 and $2,472,000, respectively, resulting in net unrealized appreciation of $39,231,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $211,368,000 at April 30, 2005, and in, total, may not equal 100%.

         D. ADR - American depository receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         * Non-income-producing security for the 12 months preceding April 30, 2005.

6

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

               DIRECTORS     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

          ADMINISTRATOR,     USAA Investment Management Company
     INVESTMENT ADVISER,     P.O. Box 659453
            UNDERWRITER,     San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT     USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

               CUSTODIAN     State Street Bank and Trust Company
          AND ACCOUNTING     P.O. Box 1713
                   AGENT     Boston, Massachusetts 02105

             INDEPENDENT     Ernst & Young LLP
       REGISTERED PUBLIC     100 West Houston St., Suite 1900
         ACCOUNTING FIRM     San Antonio, Texas 78205

               TELEPHONE     Call toll free - Central time
        ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL     (800) 531-8181
       INFORMATION ABOUT     For account servicing, exchanges,
            MUTUAL FUNDS     or redemptions
                             (800) 531-8448

         RECORDED MUTUAL     24-hour service (from any phone)
       FUND PRICE QUOTES     (800) 531-8066

             MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE     For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

         INTERNET ACCESS     USAA.COM


THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.


COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.


                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48487-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.